Document and Entity Information	May 17, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 20, 2022, Inland Real Estate Income Trust, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report that on May 17, 2022, the Company acquired eight properties from certain subsidiaries of Inland Retail Property Fund LP (the “Sellers”) pursuant to a previously disclosed purchase and sale agreement dated May 5, 2022, by and between the Company and the Sellers. This amendment (the “Amendment”) to the Original Report is being filed to provide the financial statements and pro forma financial information required by Item 9.01 of Form 8-K. This Amendment should be read in conjunction with the Original Report.
Document Period End Date	May 17, 2022
Entity Registrant Name	INLAND REAL ESTATE INCOME TRUST, INC.
Entity Central Index Key	0001528985
Entity Emerging Growth Company	false
Entity File Number	000-55146
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	45-3079597
Entity Address, Address Line One	2901 Butterfield Road
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	630
Local Phone Number	218-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false